Other operating income	12 Months Ended
Dec. 31, 2018
Other operating income.
Other operating income

23. Other operating income

Other operating income consists of government grants and other miscellaneous income. Government grants represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group, tax refunds, or subsidies for asset related investments made by the Group. Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate.

A government grant will only be recognized as other operating income when it is probable that any future economic benefit associated with an item will flow to the Group, and the grant has been received because the amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Grants related to depreciable assets are recognized in profit or loss over the periods in which depreciation expense on those assets is recognized, corresponding to the useful lives of the assets.

Other operating income is comprised of:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Government grants	282,866	347,817	553,153
Claims income	65,368	68,993	101,778
ADR reimbursement	—	80,115	36,087
Others	9,795	34,130	66,044
Total other operating income	358,029	531,055	757,062